United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if amendment [X]; Amendment Number
This Amendment (Check only one.) [X] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas February 3, 2004
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109     2829   152345 SH       SOLE                   152345
Advance PCS                    COM              00790K109     2031    38575 SH       SOLE                    38575
Alltel Corp                    COM              020039103     1482    31825 SH       SOLE                    31825
American Intl Group Inc        COM              026874107     1984    29935 SH       SOLE                    29935
Americas Car Mart              COM              03062t105      230     8600 SH       SOLE                     8600
Amgen Inc                      COM              031162100     2451    39657 SH       SOLE                    39657
Anadarko Pete Corp             COM              032511107      332     6500 SH       SOLE                     6500
Anheuser Busch Cos             COM              035229103      480     9118 SH       SOLE                     9118
Arkansas Best Freight          COM              040790107      384    12200 SH       SOLE                    12200
BJ Services                    COM              055482103     2060    57375 SH       SOLE                    57375
BP Amoco PLC ADR               COM              055622104      327     6636 SH       SOLE                     6636
Baldor Elec Co                 COM              057741100      279    12200 SH       SOLE                    12200
Bank of the Ozarks             COM              063904106      712    31600 SH       SOLE                    31600
Beverly Enterprises            COM              087851309      105    12200 SH       SOLE                    12200
Bristol Myers Squibb           COM              110122108      338    11835 SH       SOLE                    11835
Cardinal Health Inc            COM              14149Y108     2252    36829 SH       SOLE                    36829
Citigroup Inc.                 COM              172967101     3234    66633 SH       SOLE                    66633
Citizens Holding Co            COM              174715102     1059    46327 SH       SOLE                    46327
Coca Cola Co                   COM              191216100      609    12000 SH       SOLE                    12000
Danaher Corp                   COM              235851102      330     3600 SH       SOLE                     3600
Deltic Timber                  COM              247850100      371    12200 SH       SOLE                    12200
Diebold Inc.                   COM              253651103     2411    44750 SH       SOLE                    44750
Dillard Dept Str A             COM              254063100      201    12200 SH       SOLE                    12200
EMC Corp.                      COM              268648102     2138   165452 SH       SOLE                   165452
Emerson Elec Co                COM              291011104      233     3600 SH       SOLE                     3600
Entergy Corp New               COM              29364G103      206     3600 SH       SOLE                     3600
Exxon Mobil Corp               COM              302290101      977    23840 SH       SOLE                    23840
Federal National Mtg Assoc.    COM              313586109      522     6958 SH       SOLE                     6958
First Data Corp.               COM              319963104     2702    65760 SH       SOLE                    65760
Fiserv Inc                     COM              337738108     1558    39425 SH       SOLE                    39425
General Electric Co.           COM              369604103     3534   114085 SH       SOLE                   114085
Hewlett Packard Co             COM              428236103      212     9246 SH       SOLE                     9246
Hunt J B Trans Svcs            COM              445658107      427    15800 SH       SOLE                    15800
Intel Corp.                    COM              458140100     2788    86571 SH       SOLE                    86571
International Business Machine COM              459200101     2815    30375 SH       SOLE                    30375
International Paper Co         COM              460146103      285     6600 SH       SOLE                     6600
Intersil Corp.                 COM              46069S109      207     8325 SH       SOLE                     8325
Kohls Corp                     COM              500255104     1285    28600 SH       SOLE                    28600
L3 Communications              COM              502424104     2705    52675 SH       SOLE                    52675
Lowes Cos Inc                  COM              548661107     2966    53550 SH       SOLE                    53550
Microsoft Corp                 COM              594918104     1541    55950 SH       SOLE                    55950
Morgan St Dean Witter          COM              617446448     2512    43412 SH       SOLE                    43412
Murphy Oil Corp.               COM              626717102     1100    16850 SH       SOLE                    16850
Nucor Corp                     COM              670346105      202     3600 SH       SOLE                     3600
Oracle Corp                    COM              68389X105     2179   165042 SH       SOLE                   165042
Pam Transportation             COM              693149106      261    12200 SH       SOLE                    12200
Pepsico Inc                    COM              713448108     1526    32725 SH       SOLE                    32725
Pfizer Inc                     COM              717081103     3741   105890 SH       SOLE                   105890
Pilgrims Pride                 COM              721467108      169    10325 SH       SOLE                    10325
Pitney Bowes Inc               COM              724479100      747    18400 SH       SOLE                    18400
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics Inc.         COM              74834L100     2173    29725 SH       SOLE                    29725
Regions Finl Corp              COM              758940100      238     6410 SH       SOLE                     6410
Schlumberger Ltd               COM              806857108     2198    40175 SH       SOLE                    40175
Scotts Companies               COM              810186106     2026    34250 SH       SOLE                    34250
Simmons First National         COM              828730200      511    18322 SH       SOLE                    18322
Southwest Airls Co             COM              844741108     1485    92017 SH       SOLE                    92017
Sun Microsystems Inc           COM              866810104       63    14000 SH       SOLE                    14000
Tellabs Inc                    COM              879664100      215    25450 SH       SOLE                    25450
Texas Instrs Inc               COM              882508104     2437    82943 SH       SOLE                    82943
Time Warner Inc                COM              887317105     1458    81065 SH       SOLE                    81065
Tyco Intl LTD New              COM              902124106     2628    99162 SH       SOLE                    99162
Tyson Foods Inc Cl A           COM              902494103      212    16035 SH       SOLE                    16035
USA Truck                      COM              902925106      121    12200 SH       SOLE                    12200
Union Pac Corp                 COM              907818108      271     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     2399    32175 SH       SOLE                    32175
United Technologies            COM              913017109      682     7196 SH       SOLE                     7196
Wal Mart Stores Inc            COM              931142103     7241   136492 SH       SOLE                   136492
Weyerhaeuser Co.               COM              962166104      230     3600 SH       SOLE                     3600
Whirlpool Corp                 COM              963320106      262     3600 SH       SOLE                     3600
Wyeth                          COM              983024100     2119    49925 SH       SOLE                    49925


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 71

Form 13F Information Tablle Value Total: $95,000
List of Other Included Managers:
No.		13F File Number		Name

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